7. Goodwill and Intangible Assets (Details - Amortization schedule) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Future amortization 2020		$ 386,916
Future amortization 2021		386,916
Future amortization 2022		160,029
Future amortization 2023		160,029
Future amortization 2024		160,029
Future amortization Thereafter		243,742
Future amortization total	$ 1,207,473	$ 1,497,660	$ 1,884,576